AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 2, 2016

No. 333-147622

No. 811-22148

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 263	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 264	☒

(Check appropriate box or boxes)

PowerShares Actively Managed

Exchange-Traded Fund Trust

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Anna Paglia, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Name and Address of Agent for Service)

With a copy to:

Alan P. Goldberg, Esquire

Stradley Ronon Stevens & Young, LLP

191 North Wacker Drive, Suite 1601

Chicago, Illinois 60606

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 2nd day of September, 2016.

PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper Daniel E. Draper	President	September 2, 2016

/s/ Steven M. Hill Steven M. Hill	Treasurer	September 2, 2016

/s/ Anna Paglia Anna Paglia	Secretary	September 2, 2016

* /s/ Donald H. Wilson Donald H. Wilson	Chairman and Trustee	September 2, 2016

* /s/ Ronn R. Bagge Ronn R. Bagge	Trustee	September 2, 2016

* /s/ Todd J. Barre Todd J. Barre	Trustee	September 2, 2016

* /s/ Kevin M. Carome Kevin M. Carome	Trustee	September 2, 2016

* /s/ Marc M. Kole Marc M. Kole	Trustee	September 2, 2016

* /s/ Yung Bong Lim Yung Bong Lim	Trustee	September 2, 2016

* /s/ Philip M. Nussbaum Philip M. Nussbaum	Trustee	September 2, 2016

* /s/ Gary R. Wicker Gary R. Wicker	Trustee	September 2, 2016

* By: /s/ Anna Paglia Anna Paglia Attorney-In-Fact		September 2, 2016

*	Anna Paglia signs on behalf of the powers of attorney filed with Post-Effective Amendments No. 27 and No. 89 to the Trust’s Registration Statement and incorporated by reference herein.

EXHIBIT INDEX

Index No.	Description of Exhibits

Ex -101.ins	XBRL Instance Document

Ex -101.sch	XBRL Taxonomy Extension Schema Document

Ex -101.cal	XBRL Taxonomy Extension Calculation Linkbase Document

Ex -101.def	XBRL Taxonomy Extension Definition Linkbase Document

Ex - 101.lab	XBRL Taxonomy Extension Labels Linkbase Document

Ex -101.pre	XBRL Taxonomy Extension Presentation Linkbase Document